Balance Sheet Details (Property and Equipment) (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 11,620,000	$ 11,143,000
Less: accumulated depreciation	(9,090,000)	(7,894,000)
Property and equipment, net	2,530,000	3,249,000
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	7,349,000	6,990,000
Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	319,000	260,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	627,000	627,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,325,000	$ 3,266,000